Restructuring Provision	12 Months Ended
Jul. 31, 2020
Restructuring Provision Abstract
Restructuring Provision

33. Restructuring Provision

$
Balance payable as at July 31, 2019	—
Total restructuring costs	4,767
Less: payments made	(4,737)
Balance payable as at July 31, 2020	30

During the year ended July 31, 2020, restructuring efforts were undertaken to right size the Company. These expenses amounted to $4,767 and consisted of consulting services, severance and other payroll related termination costs.